Liquidity	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Liquidity	Liquidity
The Treasury function is responsible for raising finance for the Group, managing the Group’s cash resources and the financial risks arising from underlying operations. All these activities are carried out under defined policies, procedures and limits, reviewed and approved by the Board, delegating oversight to the Finance Director and Treasury function. The Group has targeted an average centrally managed bond maturity of at least five years with no more than 20% of centrally managed debt maturing in a single rolling 12-month period.
As at 30 June 2024, the average centrally managed debt maturity of bonds was 9.2 years (30 June 2023: 9.5 years;
31 December 2023: 10.5 years) and the highest proportion of centrally managed debt maturing in a single rolling 12-month period was
15.6% (30 June 2023: 18.5%; 31 December 2023: 15.7%).
The Group continues to maintain investment-grade credit ratings, with ratings from Moody’s, S&P and Fitch at Baa2 (positive outlook),
BBB+ (stable outlook) and BBB+ (stable outlook), respectively. The strength of the ratings has underpinned debt issuance and the Group is confident of its ability to continue to successfully access the debt capital markets. A credit rating is not a recommendation to buy, sell or hold securities. A credit rating may be subject to withdrawal or revision at any time. Each rating should be evaluated separately of any other rating.
In order to manage its interest rate risk, the Group maintains both floating rate and fixed rate debt. The Group sets targets (within overall guidelines) for the desired ratio of floating to fixed rate debt on a net basis (at least 50% fixed on a net basis in the short to medium term). At 30 June 2024, the relevant ratio of floating to fixed rate borrowings after the impact of derivatives was 16:84 (30 June 2023:
14:86; 31 December 2023: 10:90). Excluding cash and other liquid assets in Canada, which are subject to certain restrictions under CCAA protection, the ratio of floating to fixed rate borrowings was 5:95 (30 June 2023: 9:91; 31 December 2023: 2:98).
Available facilities
It is Group policy that short-term sources of funds (including drawings under both the US$4 billion U.S. commercial paper programme and £3 billion euro commercial paper programme) are backed by undrawn committed lines of credit and cash. As at 30 June 2024, commercial paper of £nil was outstanding (30 June 2023: £269 million drawn; 31 December 2023: £nil). Cash flows relating to commercial paper issuances with maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
At 30 June 2024, the Group had access to a £5.4 billion revolving credit facility. This facility was undrawn at 30 June 2024. In March 2024, the Group exercised the first of the one-year extension options on the £2.5 billion 364-day tranche of the revolving credit facility.
Additionally, £2.85 billion of the five-year tranche remains available until March 2025, with £2.7 billion remaining available from March
2025 to March 2026 and £2.5 billion remaining available from March 2026 to March 2027. During the first six months of 2024, the Group refinanced or extended short-term bilateral facilities totalling £1.3 billion. As at 30 June 2024, £100 million was drawn on a short-term basis with £2.1 billion undrawn and still available under such bilateral facilities. Cash flows relating to bilateral facilities that have maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
Issuance, drawdowns and repayments in the period
–In February 2024, the Group accessed the US dollar market under the SEC Shelf Programme, raising a total of US$1.7 billion across two tranches;
–In March 2024, the Group repaid a £229 million bond at maturity;
–In April 2024, the Group accessed the Euro market under its EMTN Programme raising a total of €900 million; and
–To optimise the Group’s debt capital structure using available liquidity and to reduce gross and net debt, in May 2024, the Group completed a capped debt tender offer, targeting series of low-priced, long-dated GBP-, EUR- and USD-denominated bonds, pursuant to which the Group repurchased bonds prior to their maturity in a principal amount of £1.8 billion.